Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 258.0	$ 166.8
Receivables, net of allowance for doubtful accounts of $5.9 million at December 31, 2015 and $4.9 million at December 31, 2014	355.3	419.2
Inventories	280.9	298.0
Prepaid expenses and other	58.9	89.0
Deferred income taxes		28.0
Current assets of discontinued operations	36.9	104.2
Total current assets	990.0	1,105.2
Property, plant and equipment, net	1,556.5	1,562.4
Goodwill	852.1	1,741.0
Customer relationships, net	950.3	1,024.5
Other intangible assets, net	63.4	68.1
Non-current assets of discontinued operations	62.0	107.4
Other assets, net	65.1	47.4
Total assets	4,539.4	5,656.0
Liabilities and Equity:
Current portion of long-term debt	2.5	2.8
Accounts payable	244.8	261.3
Interest payable	15.4	15.2
Income taxes payable	2.2	3.1
Accrued compensation	41.0	30.7
Other accrued liabilities	94.7	129.4
Current liabilities of discontinued operations	15.5	41.6
Total current liabilities	416.1	484.1
Long-term debt, excluding the current portion of long-term debt	1,364.5	1,309.5
Lease financing obligation	44.0	53.0
Deferred income taxes	683.0	767.5
Pensions and other post-retirement benefits	202.8	250.5
Non-current liabilities of discontinued operations	35.6	45.3
Other non-current liabilities	140.3	157.1
Total liabilities	2,886.3	3,067.0
Commitments and contingencies
Equity:
Preferred stock-$0.01 par value; 75,000,000 shares authorized; no shares issued
Common stock-$0.01 par value; shares authorized: 200,000,000 at December 31, 2015 and December 31, 2014; issued and outstanding: 70,581,543 at December 31, 2015 and 70,196,116 at December 31, 2014	0.7	0.7
Additional paid-in capital	2,287.5	2,284.3
Retained earnings (deficit)	(591.9)	269.8
Accumulated other comprehensive loss, net of tax	(118.0)	(73.7)
Total Axiall stockholders' equity	1,578.3	2,481.1
Noncontrolling interest	74.8	107.9
Total equity	1,653.1	2,589.0
Total liabilities and equity	$ 4,539.4	$ 5,656.0